Schedule of Investments (unaudited)
July 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
1.50%, 10/20/51	$349	$268,747
2.00%, 07/20/50	30	23,891
2.00%, 08/20/50	613	491,199
2.00%, 09/20/50	7,983	6,397,603
2.00%, 12/20/50	1,102	883,051
2.00%, 01/20/51	4,478	3,588,230
2.00%, 02/20/51(a)	14,393	11,544,073
2.00%, 03/20/51	5,105	4,091,306
2.00%, 10/20/51	4,199	3,365,277
2.00%, 12/20/51	10,565	8,467,025
2.00%, 01/20/52	7,144	5,725,223
2.00%, 02/20/52	8,862	7,101,946
2.00%, 03/20/52	719	576,051
2.00%, 08/20/56(b)	2,494	1,996,369
2.50%, 01/15/28	0 (c)	319
2.50%, 02/20/28	1	831
2.50%, 01/20/31	35	33,456
2.50%, 07/20/35	752	708,163
2.50%, 04/20/43	10	8,301
2.50%, 12/20/46	889	756,805
2.50%, 01/20/47	86	73,256
2.50%, 06/20/50	2,427	2,030,161
2.50%, 08/20/50	8,538	7,111,374
2.50%, 09/20/50	3,111	2,591,913
2.50%, 01/20/51	2,547	2,129,967
2.50%, 02/20/51	4,203	3,511,966
2.50%, 05/20/51	7,383	6,169,155
2.50%, 07/20/51	8,641	7,220,223
2.50%, 08/20/51	7,476	6,246,652
2.50%, 09/20/51	5,548	4,635,996
2.50%, 12/20/51	3,201	2,674,357
2.50%, 03/20/52	6,414	5,360,318
2.50%, 04/20/52	6,584	5,501,945
2.50%, 05/20/52	740	618,506
2.50%, 06/20/52	865	723,265
2.50%, 08/20/56(b)	1,400	1,168,328
3.00%, 07/15/27	0 (c)	248
3.00%, 09/15/27	1	613
3.00%, 01/20/31	45	43,693
3.00%, 07/20/31	72	69,605
3.00%, 02/20/32	59	57,126
3.00%, 09/15/42	4	3,573
3.00%, 10/15/42	24	20,982
3.00%, 01/20/43	230	206,901
3.00%, 07/15/43	40	35,811
3.00%, 09/20/43	480	430,113
3.00%, 01/15/44	1,392	1,248,397
3.00%, 08/20/44	259	231,930
3.00%, 05/20/45	188	166,964
3.00%, 07/20/45	52	46,485
3.00%, 10/20/45	85	75,257
3.00%, 12/20/45	1,061	941,232
3.00%, 01/20/46	343	304,040
3.00%, 02/20/46	355	314,910
3.00%, 03/20/46	1,293	1,141,496
3.00%, 04/20/46	868	765,802
3.00%, 05/20/46	1,104	974,060
3.00%, 06/20/46	388	342,037
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/20/46	$2,564	$2,263,505
3.00%, 09/20/46	1,675	1,478,315
3.00%, 12/15/46	103	90,502
3.00%, 12/20/46	296	260,852
3.00%, 02/15/47	118	103,831
3.00%, 02/20/47	336	296,958
3.00%, 06/20/47	39	34,251
3.00%, 07/20/47	662	582,293
3.00%, 10/20/47	218	192,297
3.00%, 02/20/48	31	27,181
3.00%, 04/20/49	1,354	1,192,149
3.00%, 07/20/49	276	240,915
3.00%, 09/20/49	22	18,822
3.00%, 10/15/49	542	471,263
3.00%, 11/20/49	843	735,043
3.00%, 01/20/50	773	673,169
3.00%, 04/20/50	5,881	5,114,869
3.00%, 08/20/50	1,194	1,038,304
3.00%, 03/20/51	1,268	1,103,072
3.00%, 04/20/51	2,354	2,048,239
3.00%, 06/20/51	167	144,832
3.00%, 08/20/51	2,210	1,922,086
3.00%, 10/20/51	887	771,638
3.00%, 11/20/51	1,982	1,723,151
3.00%, 12/20/51	1,271	1,105,277
3.00%, 02/20/52	5,342	4,643,451
3.00%, 03/20/52	1,454	1,262,111
3.00%, 04/20/52	1,206	1,046,670
3.00%, 06/20/52	1,564	1,358,330
3.00%, 07/20/52	340	295,135
3.00%, 10/20/52	2,604	2,261,871
3.00%, 08/20/56(b)	2,875	2,492,377
3.50%, 11/15/26	0 (c)	31
3.50%, 02/20/27	0 (c)	205
3.50%, 01/20/31	14	14,144
3.50%, 07/20/32	45	43,489
3.50%, 09/15/41	3	2,495
3.50%, 06/20/42	1,788	1,654,085
3.50%, 09/15/42	6	5,273
3.50%, 09/20/42	80	73,922
3.50%, 10/15/42	3	2,558
3.50%, 10/20/42	190	175,562
3.50%, 11/15/42	17	15,291
3.50%, 11/20/42	620	573,685
3.50%, 12/20/42	66	61,358
3.50%, 02/20/43	583	536,383
3.50%, 03/15/43	21	19,599
3.50%, 05/15/43	22	20,131
3.50%, 06/15/43	94	86,502
3.50%, 04/20/45	184	167,333
3.50%, 06/20/45	68	61,911
3.50%, 09/20/45	2,044	1,854,856
3.50%, 11/20/45	7	6,752
3.50%, 12/20/45	51	46,257
3.50%, 03/20/46	259	233,852
3.50%, 04/20/46	41	36,946
3.50%, 06/20/46	394	356,021
3.50%, 07/20/46	2,322	2,096,856
3.50%, 11/20/46	7	6,364
3.50%, 12/20/46	99	89,340
3.50%, 01/20/47	36	32,155

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$87	$78,603
3.50%, 03/20/47	178	160,161
3.50%, 04/20/47	752	678,171
3.50%, 08/20/47	340	306,639
3.50%, 10/20/47	280	250,127
3.50%, 12/20/47	449	394,727
3.50%, 01/20/48	12	10,550
3.50%, 04/20/48	73	65,620
3.50%, 05/20/48	228	205,492
3.50%, 09/20/48	24	22,031
3.50%, 11/20/48	466	419,569
3.50%, 03/20/49	5,352	4,817,957
3.50%, 09/20/49	146	131,354
3.50%, 10/20/49	176	157,922
3.50%, 12/20/49	786	706,004
3.50%, 04/20/50	2,581	2,318,498
3.50%, 05/20/50	258	232,124
3.50%, 05/20/51	1,550	1,391,108
3.50%, 07/20/51	1,584	1,422,246
3.50%, 04/20/52	1,056	942,615
3.50%, 07/20/52	3,207	2,862,592
3.50%, 08/20/52	362	322,743
3.50%, 11/20/52	4,640	4,141,856
3.50%, 12/20/52	2,494	2,228,646
3.50%, 06/20/53	328	294,265
3.50%, 02/20/55	98	86,231
3.50%, 08/20/56(b)	5,000	4,376,060
4.00%, 02/15/41	5	4,326
4.00%, 03/15/41	4	3,688
4.00%, 04/15/41	15	14,204
4.00%, 05/15/41	3	3,129
4.00%, 12/15/41	5	4,270
4.00%, 01/15/42	3	2,376
4.00%, 02/15/42	13	12,393
4.00%, 03/15/42	24	22,246
4.00%, 05/15/42	5	5,171
4.00%, 08/15/42	5	5,067
4.00%, 09/20/42	143	135,227
4.00%, 04/15/44	20	18,415
4.00%, 05/15/44	34	31,385
4.00%, 08/20/44	17	15,665
4.00%, 10/20/44	181	168,589
4.00%, 03/20/45	739	690,068
4.00%, 08/15/45	2,317	2,158,748
4.00%, 08/20/45	289	270,131
4.00%, 09/20/45	4,496	4,199,175
4.00%, 10/20/45	4	3,380
4.00%, 01/20/46	6	5,690
4.00%, 03/20/46	70	65,139
4.00%, 07/20/46	7	6,329
4.00%, 09/20/46	206	191,384
4.00%, 11/20/46	78	72,895
4.00%, 12/15/46	13	12,545
4.00%, 05/20/47	20	18,677
4.00%, 06/20/47	1,140	1,059,854
4.00%, 07/20/47	231	214,533
4.00%, 08/20/47	5	4,191
4.00%, 11/20/47	68	63,215
4.00%, 03/20/48	44	40,789
4.00%, 04/20/48	311	288,565
4.00%, 05/20/48	2,312	2,146,540
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/20/48	$830	$770,744
4.00%, 07/20/48	249	231,619
4.00%, 11/20/48	423	392,858
4.00%, 09/15/49	144	133,302
4.00%, 01/20/50	322	298,035
4.00%, 02/20/50	7	6,465
4.00%, 09/20/52	684	628,685
4.00%, 10/20/52	1,727	1,588,540
4.00%, 12/20/52	447	411,341
4.00%, 05/20/53	1,058	972,947
4.00%, 06/20/53	2,168	1,994,126
4.00%, 03/20/54	184	167,723
4.00%, 12/20/54	2,349	2,132,052
4.00%, 02/20/55	645	585,382
4.00%, 03/20/55	123	111,133
4.00%, 08/20/56(b)	4,675	4,228,606
4.50%, 08/15/39	49	48,395
4.50%, 07/15/40	12	12,117
4.50%, 08/15/40	22	21,107
4.50%, 07/20/41	1,000	973,884
4.50%, 11/20/45	132	127,649
4.50%, 08/20/46	218	210,102
4.50%, 09/20/46	32	31,506
4.50%, 10/20/46	37	35,332
4.50%, 11/20/46	38	36,273
4.50%, 04/20/47	4	3,392
4.50%, 06/20/47	4	4,233
4.50%, 07/20/47	1,559	1,495,637
4.50%, 02/20/48	207	198,390
4.50%, 06/20/48	14	13,420
4.50%, 07/20/48	87	82,880
4.50%, 08/20/48	76	72,635
4.50%, 09/20/48	869	831,674
4.50%, 10/20/48	613	586,617
4.50%, 12/20/48	652	622,476
4.50%, 01/20/49	435	416,341
4.50%, 03/20/49	11	10,050
4.50%, 06/20/49	415	397,360
4.50%, 08/20/49	124	118,239
4.50%, 10/20/49	90	86,348
4.50%, 01/20/50	491	470,179
4.50%, 08/20/52	323	307,509
4.50%, 10/20/52	1,857	1,765,740
4.50%, 03/20/53	4,758	4,519,032
4.50%, 05/20/53	1,030	976,210
4.50%, 06/20/53	3,788	3,583,049
4.50%, 07/20/53	2,581	2,441,197
4.50%, 09/20/53	939	887,759
4.50%, 04/20/54	1,131	1,066,135
4.50%, 10/20/54	1,102	1,037,655
4.50%, 11/20/54	2,087	1,965,309
4.50%, 12/20/54	1,549	1,459,050
4.50%, 08/20/56(b)	9,800	9,184,036
5.00%, 07/15/39	11	11,515
5.00%, 07/20/42	72	71,554
5.00%, 07/20/46	27	26,890
5.00%, 04/20/48	29	28,483
5.00%, 05/20/48	154	152,145
5.00%, 11/20/48	35	34,488
5.00%, 12/20/48	34	33,652
5.00%, 01/20/49	99	97,911

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/49	$6	$6,162
5.00%, 09/20/50	127	126,071
5.00%, 07/20/52	2,864	2,794,438
5.00%, 08/20/52	677	661,331
5.00%, 09/20/52	1,448	1,414,963
5.00%, 11/20/52	575	561,397
5.00%, 12/20/52	2,455	2,398,021
5.00%, 01/20/53	876	855,030
5.00%, 02/20/53	2,525	2,465,325
5.00%, 04/20/53	2,335	2,281,327
5.00%, 05/20/53	7,629	7,442,248
5.00%, 06/20/53	891	869,108
5.00%, 07/20/53	3,528	3,440,503
5.00%, 11/20/53	921	897,532
5.00%, 02/20/54	1,121	1,091,974
5.00%, 03/20/54	5,000	4,869,112
5.00%, 09/20/54	432	419,842
5.00%, 10/20/54	340	330,677
5.00%, 11/20/54	7,472	7,261,553
5.00%, 12/20/54	2,444	2,374,779
5.00%, 08/20/55	5,051	4,895,716
5.00%, 11/20/55	3,411	3,306,306
5.00%, 12/20/55	166	160,594
5.00%, 01/20/56	1,966	1,905,992
5.00%, 02/20/56	521	504,539
5.00%, 04/20/56	3,693	3,576,003
5.00%, 05/20/56	4,111	3,981,290
5.00%, 08/20/56(b)	3,513	3,398,923
5.50%, 10/15/38	8	7,816
5.50%, 07/20/40	117	119,462
5.50%, 12/20/52	2,028	2,034,621
5.50%, 01/20/53	813	815,130
5.50%, 02/20/53	70	70,646
5.50%, 03/20/53	470	470,704
5.50%, 04/20/53	7,096	7,107,444
5.50%, 05/20/53	768	770,408
5.50%, 06/20/53	641	642,184
5.50%, 09/20/53	2,403	2,405,724
5.50%, 11/20/53	1,904	1,905,973
5.50%, 01/20/54	3,162	3,163,239
5.50%, 04/20/54	934	932,854
5.50%, 06/20/54	93	92,715
5.50%, 07/20/54	689	687,355
5.50%, 08/20/54	876	875,249
5.50%, 10/20/54	3,768	3,756,501
5.50%, 11/20/54	1,289	1,284,744
5.50%, 12/20/54	355	353,937
5.50%, 01/20/55	3,628	3,615,339
5.50%, 06/20/55	319	317,011
5.50%, 10/20/55	11,320	11,259,750
5.50%, 11/20/55	3,373	3,353,171
5.50%, 12/20/55	1,949	1,937,117
5.50%, 01/20/56	1,543	1,534,102
5.50%, 02/20/56	1,473	1,463,947
5.50%, 08/20/56(b)	4,900	4,867,585
6.00%, 09/20/38	11	11,649
6.00%, 02/20/53	150	153,200
6.00%, 09/20/53	1,733	1,770,489
6.00%, 10/20/53	847	865,327
6.00%, 12/20/53	688	703,218
6.00%, 06/20/54	508	517,852
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/20/54	$3,943	$4,016,062
6.00%, 09/20/54	1,215	1,237,113
6.00%, 10/20/54	1,804	1,836,959
6.00%, 11/20/54	859	874,504
6.00%, 08/20/55	1,536	1,562,326
6.00%, 10/20/55	289	294,322
6.00%, 01/20/56	226	230,003
6.00%, 02/20/56	1,646	1,672,843
6.00%, 03/20/56	3,948	4,015,477
6.00%, 04/20/56	3,307	3,363,824
6.00%, 05/20/56	2,258	2,296,314
6.00%, 06/20/56	199	202,869
6.00%, 08/20/56(b)	2,630	2,672,893
6.00%, 09/21/56(b)	200	202,606
6.50%, 10/20/53	2,087	2,164,003
6.50%, 06/20/54	2,020	2,092,410
6.50%, 07/20/54	3,104	3,214,446
6.50%, 08/15/54(b)	1,450	1,498,122
6.50%, 01/20/55	625	647,195
6.50%, 03/20/55	1,104	1,139,701
6.50%, 07/20/56	400	414,995
		418,479,867
Total Long-Term Investments — 99.4% (Cost: $441,540,055)		418,479,867
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	41,030,000	41,030,000
Total Short-Term Securities — 9.7% (Cost: $41,030,000)		41,030,000
Total Investments Before TBA Sales Commitments — 109.1% (Cost: $482,570,055)		459,509,867
	Par (000)
TBA Sales Commitments(b)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 5.00%, 08/20/56	$(650)	(628,857)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(632,836))		(628,857)
Total Investments, Net of TBA Sales Commitments — 109.0% (Cost: $481,937,219)		458,881,010
Liabilities in Excess of Other Assets — (9.0)%		(37,639,137)
Net Assets — 100.0%		$421,241,873

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(b)	Represents or includes a TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GNMA Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,420,000	$4,610,000 (a)	$—	$—	$—	$41,030,000	41,030,000	$982,120	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$418,479,867	$—	$418,479,867
Short-Term Securities
Money Market Funds	41,030,000	—	—	41,030,000
Liabilities
Investments
TBA Sales Commitments	—	(628,857)	—	(628,857)
	$41,030,000	$417,851,010	$—	$458,881,010

Portfolio Abbreviation
TBA	To-Be-Announced